Investments in Associates and Joint Ventures - Summary of Financial Information of Individually Immaterial Joint Investments in Joint Ventures (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Joint Ventures [Line Items]
Revenues	₱ 210,953	₱ 204,362	₱ 192,186
Net income	26,824	10,735	26,676
TOTAL COMPREHENSIVE INCOME	₱ 20,079	₱ 10,478	₱ 25,897